OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS, NET
Schedule of other non-current assets, net

	As of December 31,
	2023	2024
	RMB	RMB	US$
Service deposit made to mining machine hosting service provider	—	328,414,475	44,992,599
Others	4,705,544	4,056,836	555,784
Total other non-current assets	4,705,544	332,471,311	45,548,383
Less: allowance for other non-current assets	—	(2,709,478)	(371,197)
Other non-current assets, net	4,705,544	329,761,833	45,177,186

Schedule of allowance for other non-current assets

	As of December 31,
	2024
	RMB	US$
Balance as of January 1	—	—
Addition	(2,709,478)	(371,197)
Balance as of December 31	(2,709,478)	(371,197)